Shareholder Report, Holdings (Details) - BNY Mellon Global Fixed Income Fund	Jun. 30, 2024
Class A – DHGAX
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class A – DHGAX | Romania
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A – DHGAX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A – DHGAX | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A – DHGAX | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A – DHGAX | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A – DHGAX | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A – DHGAX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A – DHGAX | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A – DHGAX | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A – DHGAX | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A – DHGAX | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A – DHGAX | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A – DHGAX | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A – DHGAX | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A – DHGAX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A – DHGAX | United States
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Class A – DHGAX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A – DHGAX | U.S. Government Agencies Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A – DHGAX | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class A – DHGAX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A – DHGAX | Commercial Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A – DHGAX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A – DHGAX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A – DHGAX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class A – DHGAX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class A – DHGAX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Class A – DHGAX | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Class C – DHGCX
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class C – DHGCX | Romania
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C – DHGCX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C – DHGCX | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C – DHGCX | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C – DHGCX | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C – DHGCX | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C – DHGCX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C – DHGCX | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C – DHGCX | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C – DHGCX | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C – DHGCX | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C – DHGCX | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C – DHGCX | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C – DHGCX | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C – DHGCX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class C – DHGCX | United States
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Class C – DHGCX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C – DHGCX | U.S. Government Agencies Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C – DHGCX | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class C – DHGCX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C – DHGCX | Commercial Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C – DHGCX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C – DHGCX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C – DHGCX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class C – DHGCX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class C – DHGCX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Class C – DHGCX | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Class I – SDGIX
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class I – SDGIX | Romania
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I – SDGIX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I – SDGIX | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I – SDGIX | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I – SDGIX | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I – SDGIX | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I – SDGIX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I – SDGIX | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I – SDGIX | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I – SDGIX | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I – SDGIX | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I – SDGIX | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I – SDGIX | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I – SDGIX | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I – SDGIX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class I – SDGIX | United States
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Class I – SDGIX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class I – SDGIX | U.S. Government Agencies Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class I – SDGIX | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class I – SDGIX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I – SDGIX | Commercial Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I – SDGIX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I – SDGIX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I – SDGIX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class I – SDGIX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class I – SDGIX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Class I – SDGIX | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Class Y – DSDYX
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class Y – DSDYX | Romania
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Y – DSDYX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Y – DSDYX | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Y – DSDYX | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class Y – DSDYX | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Y – DSDYX | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Y – DSDYX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class Y – DSDYX | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Y – DSDYX | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Y – DSDYX | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Y – DSDYX | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Y – DSDYX | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Y – DSDYX | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Y – DSDYX | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class Y – DSDYX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Y – DSDYX | United States
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Class Y – DSDYX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class Y – DSDYX | U.S. Government Agencies Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class Y – DSDYX | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class Y – DSDYX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class Y – DSDYX | Commercial Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Y – DSDYX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Y – DSDYX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Y – DSDYX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class Y – DSDYX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class Y – DSDYX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Class Y – DSDYX | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	32.90%